Accrued Liabilities - Schedule of Changes in Accrued Warranty Costs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Payables And Accruals [Abstract]
Beginning Balance	$ 60
Warranties issued during the period	88
Settlements made during the period	(13)
Ending Balance	$ 135